Document and Entity Information	Dec. 05, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001316835
Document Type	8-K
Document Period End Date	Dec. 05, 2023
Entity Registrant Name	BUILDERS FIRSTSOURCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40620
Entity Tax Identification Number	52-2084569
Entity Address, Address Line One	6031 Connection Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	880-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BLDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false